Note 10 - Retirement Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0
Increase Decrease In Unfunded status	6,400
Defined Benefit Plan, Plan Assets, Amount	$ 294,342	$ 327,867	$ 348,914
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	100.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-Term Rate of Return on Plan Assets	5.00%	5.00%	7.25%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Change Due to Subsequent Interim Measurement, Weighted-Average Expected Long-Term Rate of Return on Plan Assets	6.15%
Defined Benefit Plan, Benefit Obligation	$ 235,038	$ 275,001	$ 286,063
Unfunded Deferred Compensation Plan [Member]
Defined Benefit Plan, Benefit Obligation	1,700	900
Employees’ Savings 401(k) Plan [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 1,500	$ 1,100	$ 1,600
Diversified Mix of Return-seeking Investments [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	20.00%
Fixed Income Investment [Member]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	80.00%